Earnings Per Share - Details of Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [abstract]
Net income (loss) attributable to shareholders of Cellectis ($ in thousands)	$ (81,074)	$ (102,091)	$ (78,693)
Adjusted weighted average number of outstanding shares, used to calculate both basic and diluted net result per share	42,503,447	42,442,136	40,774,197
Basic net income (loss) attributable to shareholders of Cellectis per share ( $ /share)	$ (1.91)	$ (2.41)	$ (1.93)
Diluted net income (loss) attributable to shareholders of Cellectis per share ( $ /share)	$ (1.91)	$ (2.41)	$ (1.93)